Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	ALGER FUNDS II
Central Index Key	0000092751
Amendment Flag	false
Document Creation Date	Oct. 14, 2016
Document Effective Date	Oct. 14, 2016
Prospectus Date	Mar. 01, 2016
Alger Green Fund | Class Z
Prospectus:
Trading Symbol	ALGZX
Alger Mid Cap Focus Fund | Class Z
Prospectus:
Trading Symbol	AAZYX